Long-Term Deposits	6 Months Ended
Jun. 30, 2024
Long-Term Deposits [Abstract]
LONG-TERM DEPOSITS	9. LONG-TERM DEPOSITS Long-term deposits as of June 30, 2024 and December 31, 2023 consisted of:
	June 30, 2024	December 31, 2023
	(Unaudited)
Rental deposits	$71,823	$71,823